LMCG Global Market Neutral Fund
LMCG GLOBAL MARKET NEUTRAL FUND
Investment Objective
The LMCG Global Market Neutral Fund (the “Fund”) seeks capital appreciation independent of equity market conditions.
Fees and Expenses
This table describes the expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LMCG Global Market Neutral Fund		Institutional Shares	Investor Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		1.03%	1.43%
Dividend and Interest Expenses on Short Sales	[1]	2.07%	2.03%
Other Expenses (as a percentage of Assets):		3.10%	3.46%
Total Annual Fund Operating Expenses		4.10%	4.71%
Fee Waiver and/or Expense Reimbursement	[2]	(0.43%)	(0.83%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		3.67%	3.88%
[1]	Dividend and interest expenses on short sales occur when the Fund sells a security short to gain the inverse exposure necessary to meet its investment objective.
[2]	LMCG Investments, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 1.60% and 1.85%, respectively, through at least July 31, 2019 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by a Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described below. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - LMCG Global Market Neutral Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Shares	369	1,208	2,061	4,263
Investor Shares	390	1,345	2,306	4,733

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks to achieve the Fund’s investment objective by primarily investing in long and short positions in equity securities of companies in the MSCI All Country World IMI Index (the “Index”), which includes securities of companies across large, mid and small cap segments in U.S. and foreign developed and emerging market countries. As of June 30, 2018, the market capitalization of companies in the Index ranged from $15.6 million to $939.3 million. Equity securities in which the Fund may invest include common stock, preferred stock, 144A securities, and real estate investment trusts (“REITs”). The Fund also may invest in equity swaps.

Under normal circumstances, the Fund invests primarily in issuers in the U.S. and foreign developed market countries such as Germany, France, the United Kingdom, Japan and Hong Kong. The location of companies in which the Fund invests may be determined by a company’s country of incorporation, the location of the securities exchange on which its securities are principally traded, or where it derives the majority of its revenues.

The Adviser’s investment strategy is centered on fundamental principles and uses well-known investment metrics to evaluate securities in a quantitative framework. The strategy uses a core style which combines growth and value approaches to investing, using balance sheet, income statement, analyst forecasts, and relative strength data. This methodology is applied to a universe of stocks in a disciplined and systematic way using a proprietary stock selection model. The Adviser then determines the overall attractiveness of a stock versus its peers based on factors such as market dynamics, value, and quality, and these factors are weighted and aggregated to create an overall attractiveness score for that stock.

The Adviser evaluates and chooses stocks for purchase (long positions) among those with high overall attractiveness scores, and stocks for short selling (short positions) among those with low overall scores. The Adviser evaluates the Fund’s exposures within each region, country, sector, and market capitalization, and seeks to maintain balanced exposures in the Fund.

Under normal circumstances, the Fund’s long and short positions are expected to be dollar balanced to provide minimal equity market exposure and a low correlation to global equity markets. The Fund’s net exposure to beta, sector, market capitalization, region and country is managed to be relatively neutral. The Fund’s strategy may cause it to experience high portfolio turnover.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Cash and Cash Equivalents Holdings Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include the risk that derivatives may result in losses that are potentially unlimited and that partially or completely offset gains in portfolio positions. Derivative transactions may not be liquid. Many derivatives subject the Fund to Counterparty Risk, as discussed in this Prospectus.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk. Equity holdings, including common stocks, and sponsored and unsponsored American Depositary Receipts, may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Foreign Currency Risk. Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which may be determined or quoted in currencies other than the U.S. dollar. This is particularly true when the value of the U.S. dollar is increasing.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new, amended, or limited government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, less favorable economic conditions, the imposition or tightening of exchange controls, trade barriers and other protectionist trade policies (including those in the U.S.), or other limitations on repatriation of foreign capital or nationalization and/or increased taxation or confiscation of investors’ assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer’s local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

Forward Contracts Risk. The primary risks associated with the use of forward contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset or index; (ii) possible lack of a liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations.

Growth Company Risk. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general.

High Portfolio Turnover Risk. The Fund’s strategy may result in high portfolio turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leverage Risk. Certain transactions of the Fund, such as futures contracts and swap contracts, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged. Leverage may involve the creation of liability that requires the Fund to pay interest or additional fees.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments at an appropriate time or at a reasonable price, which may result in a loss to the Fund. Liquidity can decline unpredictably and investments that are illiquid are typically more difficult to value than investments with more active markets.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets, and higher levels of Fund redemptions, which could have a negative impact on the Fund. Trade barriers and other protectionist trade policies (including those in the U.S.) may also have a negative impact on the Fund.

Market Neutral Style Risk. During a “bull” market, when most equity securities and long-only mutual funds are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and many other mutual funds. This underperformance is an expected effect of the ongoing hedging techniques that are a core component of the Fund’s strategy.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Quantitative Security Selection Risk. To the extent the Adviser uses quantitative techniques to generate investment decisions, its processes and security selection can be adversely affected if it relies on erroneous or outdated data. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

REIT Risk. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Restricted Securities Risk. Rule 144A securities are restricted securities and may be less liquid investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell the restricted security when the Adviser considers it desirable to do so and/or may have to sell the security at a lower price. A restricted security that was liquid when purchased may subsequently become illiquid. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Segregation Risk. The Fund may be required to segregate assets or enter into offsetting positions in connection with certain investments. Such segregation may not limit the Fund’s exposure to loss, and the Fund may not be able to sell the segregated assets when desired.

Short Selling Risk. If the Fund buys back a security it has sold short at a higher price, the Fund will incur a loss on the transaction. Because the loss on a short sale stems from increases in the value of the security sold short, the extent of such loss is theoretically unlimited. Short sales may decrease the liquidity of the Fund and may create leverage, which may cause relatively smaller adverse market movement to have a disproportionate impact on the Fund’s performance.

Small and Mid-Sized Capitalization Company Risk. Investments in small and mid-sized capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Swap Contract Risk. The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fails to perform its obligations due to financial difficulties. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Tax Risk. In addition to the potential for large capital gain distributions, it is expected that most or all of the gains distributed will be categorized as short-term capital gains, which are subject to higher tax rates than long-term capital gains.

Value Investment Risk. The Fund’s investments in value securities are subject to the risk that they may remain undervalued for extended periods of time or never realize their full value. Different investment styles may shift in and out of favor, depending on market conditions and investor sentiment.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.lmcgfunds.com or by calling (877) 591-4667 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of June 30, 2018 was -5.32%.

During the period shown, the highest return for a quarter was 5.58% for the quarter ended September 30, 2014, and the lowest return was -4.35% for the quarter ended June 30, 2016.

Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Total Returns - LMCG Global Market Neutral Fund	1 Year	Since Inception		Inception Date
Institutional Shares	(0.82%)	1.91%		May 21, 2013
Institutional Shares | After Taxes on Distributions	(0.82%)	1.91%
Institutional Shares | After Taxes on Distributions and Sales	(0.46%)	1.46%
Investor Shares	(1.10%)	1.72%	[1]	Dec. 18, 2014
Citigroup 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes)	0.84%	0.26%
[1]	Investor Shares commenced operations on December 18, 2014. Performance for the since inception period is a blended average annual return which includes the returns of Institutional Shares (inception date May 21, 2013) prior to the commencement of operations of Investor Shares.

Citigroup 3-Month U.S. T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.